Earnings Per Common Share and Stockholders' Equity (Brookfield) (Details)	Dec. 31, 2022	Jan. 31, 2022 $ / shares shares	Nov. 30, 2020 candidate $ / shares shares	Oct. 18, 2020 stage
Third party equity investment, number of stages | stage				2
Third party ownership interest in Company's common stock	18.70%	16.00%
Number of Board of Directors seats third party received right to nominate following initial equity investment | candidate			1
Initial Purchase
Third party ownership interest in Company's common stock			9.90%
Third party ownership interest in Company's common stock, price per share (in dollars per share) | $ / shares			$ 37.00
Third party ownership interest in Company's common stock, shares (in shares) | shares			9,106,042
Second Purchase
Third party ownership interest in Company's common stock, price per share (in dollars per share) | $ / shares		$ 37.33
Third party ownership interest in Company's common stock, shares (in shares) | shares		6,775,000
Maximum
Expected future third party ownership interest in Company's common stock				19.90%